GOODWILL (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Feb. 28, 2022	Nov. 30, 2021
IfrsStatementLineItems [Line Items]
Goodwill acquired	$ 800,970	$ 833,493
Indie Flix [Member]
IfrsStatementLineItems [Line Items]
Goodwill acquired		$ 833,493
I G E M S [Member]
IfrsStatementLineItems [Line Items]
Goodwill acquired	$ 800,970